Other Accounts Receivable, Net (Details) - Schedule of income tax pre-payments, consist of income tax payments - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Accounts Receivable, Net (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	S/ 48,729	S/ 44,072
Cumbra Peru S.A. [member]
Other Accounts Receivable, Net (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	23,079	25,539
Unna Energia S.A. [Member]
Other Accounts Receivable, Net (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	15,739	932
Unna Transporte S.A.C. [Member]
Other Accounts Receivable, Net (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	5,119	844
Cumbra Ingenieria S.A. [Member]
Other Accounts Receivable, Net (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	2,754	4,331
AENZA S.A.A. [Member]
Other Accounts Receivable, Net (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	1,055	1,129
Carretera Andina del Sur S.A.C. [Member]
Other Accounts Receivable, Net (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	482	370
Qualys S.A. [Member]
Other Accounts Receivable, Net (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	156	502
Tren Urbano de Lima S.A. [Member]
Other Accounts Receivable, Net (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax		9,990
Others [Member]
Other Accounts Receivable, Net (Details) - Schedule of income tax pre-payments, consist of income tax payments [Line Items]
Current receivables from taxes other than income tax	S/ 345	S/ 435